CONSOLIDATED FINANCIAL STATEMENTS - Acquisition of joint venture, associate company and subsidiaries Bradley Steel Processors Inc. (Details) - Bradley Steel Processors Inc
R$ in Thousands, $ in Millions
	Dec. 01, 2025 BRL (R$)	Dec. 01, 2025 CAD ($)
Business Combinations
Current assets	R$ 10,944
Property, plant and equipament, net	12,814
Goodwill	11,024	$ 2.7
Current liabilities	(3,284)
Non-current liabilities	(88)
Assets (Liabilities), net	31,410
Fair value of the existing shares	4,311
Purchase price	R$ 27,099	$ 6.8
Percentage of share capital	100.00%	100.00%
Percentage of equity interest acquired (as a percent)	50.00%	50.00%
Book Value
Business Combinations
Current assets	R$ 10,944
Property, plant and equipament, net	2,316
Current liabilities	(3,284)
Non-current liabilities	(88)
Assets (Liabilities), net	9,888
Acquisition's adjustments
Business Combinations
Property, plant and equipament, net	10,498
Goodwill	11,024
Assets (Liabilities), net	R$ 21,522